Taxation - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Provision [Abstract]
Current income tax expense	$ (5,281)	$ (47,834)
Deferred income tax benefit	97,032	27,784
Income tax benefit (expense)	$ 91,751	$ (20,050)